Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Balance at the beginning	₨ 538,842.2		₨ 768,036.7	₨ 539,351.8
Net change in translation reserve - equity accounted investees (net)	4,044.2	$ 62.1	(3,047.0)	291.1
Balance at the end	913,947.3	14,023.2	538,842.2	768,036.7
Currency translation reserve [Member]
Balance at the beginning	(50,933.2)	(781.5)	45,936.6	28,887.9
Exchange differences arising on translating the net assets of foreign operations (net)	96,211.5	1,476.2	(93,822.8)	16,758.7
Net change in translation reserve - equity accounted investees (net)	4,110.5	63.1	(3,047.0)	290.0
Balance at the end	₨ 49,388.8	$ 757.8	₨ (50,933.2)	₨ 45,936.6